NATIONWIDE

VA SEPARATE

ACCOUNT-C

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and subsidiary and

Contract Owners of Nationwide VA Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-C (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2016

Assets:
Investments at fair value:
Mid Cap Value Portfolio: Class 1 (JPMMV1)
277,003 shares (cost $2,827,352)	$3,041,492
Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)
2,797,514 shares (cost $30,447,092)	30,325,047
Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)
587,677 shares (cost $10,150,558)	11,400,936
Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)
714,221 shares (cost $12,638,919)	19,298,239
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
1,182 shares (cost $11,627)	11,056
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
15,169 shares (cost $166,443)	163,825
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
12,465 shares (cost $149,119)	128,759
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
161 shares (cost $1,541)	1,469
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
817 shares (cost $8,594)	8,596
NVIT Nationwide Fund - Class I (TRF)
609,371 shares (cost $7,791,513)	9,756,036
NVIT Money Market Fund - Class I (SAM)
34,179,518 shares (cost $34,179,518)	34,179,518
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
1,273 shares (cost $15,664)	12,446
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2,681 shares (cost $28,683)	28,550
NVIT S&P 500 Index Fund Class II (GVEX2)
10,611 shares (cost $152,643)	159,063
Equity-Income Portfolio - Initial Class (FEIP)
584,868 shares (cost $12,285,542)	12,849,547
VIP Overseas Portfolio - Initial Class (FOP)
112,306 shares (cost $1,896,794)	2,000,167

Total Investments	$123,364,746

Other Accounts Receivable	10,578
Accounts Receivable - Equity-Income Portfolio - Initial Class (FEIP)	10,303
Accounts Receivable - VIP Overseas Portfolio - Initial Class (FOP)	5,382
Accounts Receivable - NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	1
Accounts Receivable - NVIT Nationwide Fund - Class I (TRF)	8,516
Accounts Payable - Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	(13)
Accounts Payable - NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	(6)

$123,399,507

Contract Owners’ Equity:
Accumulation units	122,762,844
Contracts in payout (annuitization) period (note 1f)	636,663

Total Contract Owners’ Equity (note 5)	$123,399,507

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	JPMMV1	OGBDP	OGDMP	OGDEP	NVIE6	NVCRB2	NVCCA2
Reinvested dividends	$1,629,129	26,269	885,054	80,800	184,394	215	3,981	3,470
Mortality and expense risk charges (note 2)	(1,642,784)	(39,409)	(425,878)	(144,643)	(242,604)	(134)	(1,187)	(1,636)

Net investment income (loss)	(13,655)	(13,140)	459,176	(63,843)	(58,210)	81	2,794	1,834

Realized gain (loss) on investments	1,779,777	220,016	277,503	263,138	840,690	(56)	(1,078)	(1,373)
Change in unrealized gain (loss) on investments	1,099,171	3,227	(414,747)	(242,123)	251,012	198	(1,501)	(3,214)

Net gain (loss) on investments	2,878,948	223,243	(137,244)	21,015	1,091,702	142	(2,579)	(4,587)

Reinvested capital gains	2,785,398	157,252	-	1,169,624	654,480	-	5,982	10,110

Net increase (decrease) in contract owners’ equity resulting from operations	$5,650,691	367,355	321,932	1,126,796	1,687,972	223	6,197	7,357

Investment Activity:	NVCMA2	NVCMC2	TRF	SAM	NVMMG2	NVMMV2	GVEX2	FEIP
Reinvested dividends	$37	223	133,808	2,089	-	290	2,530	276,140
Mortality and expense risk charges (note 2)	(17)	(94)	(124,563)	(475,139)	(145)	(146)	(1,592)	(157,151)

Net investment income (loss)	20	129	9,245	(473,050)	(145)	144	938	118,989

Realized gain (loss) on investments	(1)	7	520,478	-	(50)	(22)	(36)	(305,326)
Change in unrealized gain (loss) on investments	(51)	2	362,843	-	(642)	975	9,510	1,253,109

Net gain (loss) on investments	(52)	9	883,321	-	(692)	953	9,474	947,783

Reinvested capital gains	119	344	-	705	1,415	725	2,239	778,868

Net increase (decrease) in contract owners’ equity resulting from operations	$87	482	892,566	(472,345)	578	1,822	12,651	1,845,640

Investment Activity:	FOP
Reinvested dividends	$29,829
Mortality and expense risk charges (note 2)	(28,446)

Net investment income (loss)	1,383

Realized gain (loss) on investments	(34,113)
Change in unrealized gain (loss) on investments	(119,427)

Net gain (loss) on investments	(153,540)

Reinvested capital gains	3,535

Net increase (decrease) in contract owners’ equity resulting from operations	$(148,622)

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		JPMMV1		OGBDP		OGDMP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(13,655)	381,350	(13,140)	(10,846)	459,176	839,473	(63,843)	(82,219)
Realized gain (loss) on investments	1,779,777	3,136,110	220,016	416,502	277,503	369,302	263,138	627,931
Change in unrealized gain (loss) on investments	1,099,171	(10,171,138)	3,227	(801,098)	(414,747)	(1,243,299)	(242,123)	(3,259,841)
Reinvested capital gains	2,785,398	4,383,942	157,252	268,592	-	-	1,169,624	1,861,344

Net increase (decrease) in contract owners’ equity resulting from operations	5,650,691	(2,269,736)	367,355	(126,850)	321,932	(34,524)	1,126,796	(852,785)

Equity transactions:
Purchase payments received from contract owners (note 3)	651,415	879,459	54,660	13,194	65,914	93,143	34,846	21,961
Transfers between funds	-	-	(22,031)	182,586	(274,458)	195,767	120,091	(284,958)
Redemptions (note 3)	(13,990,934)	(24,039,746)	(440,619)	(443,117)	(3,249,380)	(4,981,473)	(1,003,991)	(1,723,014)
Annuity benefits	(93,609)	(99,435)	-	-	(9,504)	(9,671)	(1,368)	(1,460)
Contingent deferred sales charges (note 2)	(1,850)	(7,222)	-	(26)	(813)	(2,386)	(144)	(728)
Adjustments to maintain reserves	27,971	22,328	(22)	-	1,067	950	382	275

Net equity transactions	(13,407,007)	(23,244,616)	(408,012)	(247,363)	(3,467,174)	(4,703,670)	(850,184)	(1,987,924)

Net change in contract owners’ equity	(7,756,316)	(25,514,352)	(40,657)	(374,213)	(3,145,242)	(4,738,194)	276,612	(2,840,709)
Contract owners’ equity beginning of period	131,155,823	156,670,175	3,082,134	3,456,347	33,471,604	38,209,798	11,124,759	13,965,468

Contract owners’ equity end of period	$123,399,507	131,155,823	3,041,477	3,082,134	30,326,362	33,471,604	11,401,371	11,124,759

CHANGES IN UNITS:
Beginning units	7,064,173	8,460,024	113,151	121,914	1,735,026	1,976,820	374,058	436,300
Units purchased	158,664	416,950	2,528	15,523	21,647	62,855	10,749	12,208
Units redeemed	(876,423)	(1,812,801)	(17,048)	(24,286)	(196,965)	(304,649)	(38,128)	(74,450)

Ending units	6,346,414	7,064,173	98,631	113,151	1,559,708	1,735,026	346,679	374,058

	OGDEP		NVIE6		NVCRB2		NVCCA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(58,210)	(35,820)	81	(20)	2,794	463	1,834	3,021
Realized gain (loss) on investments	840,690	1,503,772	(56)	(7)	(1,078)	(5)	(1,373)	(751)
Change in unrealized gain (loss) on investments	251,012	(2,477,231)	198	(768)	(1,501)	(1,117)	(3,214)	(17,145)
Reinvested capital gains	654,480	975,201	-	223	5,982	350	10,110	8,629

Net increase (decrease) in contract owners’ equity resulting from operations	1,687,972	(34,078)	223	(572)	6,197	(309)	7,357	(6,246)

Equity transactions:
Purchase payments received from contract owners (note 3)	59,427	48,718	19,036	-	-	-	-	-
Transfers between funds	17,107	(382,857)	28,356	6,226	144,194	31,660	7,913	130,770
Redemptions (note 3)	(1,766,125)	(3,024,509)	(42,212)	-	(17,908)	-	(5,385)	(5,649)
Annuity benefits	(2,518)	(2,612)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(295)	(1,200)	-	-	(7)	-	-	-
Adjustments to maintain reserves	728	533	(15)	1	(10)	2	(3)	(3)

Net equity transactions	(1,691,676)	(3,361,927)	5,165	6,227	126,269	31,662	2,525	125,118

Net change in contract owners’ equity	(3,704)	(3,396,005)	5,388	5,655	132,466	31,353	9,882	118,872
Contract owners’ equity beginning of period	19,302,817	22,698,822	5,655	-	31,353	-	118,872	-

Contract owners’ equity end of period	$19,299,113	19,302,817	11,043	5,655	163,819	31,353	128,754	118,872

CHANGES IN UNITS:
Beginning units	1,090,073	1,276,247	642	-	3,293	-	12,626	-
Units purchased	17,849	51,111	5,803	662	14,939	3,293	831	13,211
Units redeemed	(112,629)	(237,285)	(5,182)	(20)	(1,799)	-	(547)	(585)

Ending units	995,293	1,090,073	1,263	642	16,433	3,293	12,910	12,626

	NVCMA2		NVCMC2		TRF		SAM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$20	12	129	-	9,245	(12,803)	(473,050)	(558,382)
Realized gain (loss) on investments	(1)	-	7	-	520,478	571,352	-	-
Change in unrealized gain (loss) on investments	(51)	(21)	2	-	362,843	(592,028)	-	-
Reinvested capital gains	119	-	344	-	-	-	705	-

Net increase (decrease) in contract owners’ equity resulting from operations	87	(9)	482	-	892,566	(33,479)	(472,345)	(558,382)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	51,462	60,042	333,437	503,337
Transfers between funds	-	1,391	8,301	-	(65,088)	1,150,530	49,577	(1,617,511)
Redemptions (note 3)	-	-	(187)	-	(1,215,560)	(1,591,527)	(4,877,866)	(10,294,130)
Annuity benefits	-	-	-	-	(16,819)	(18,057)	(15,871)	(16,641)
Contingent deferred sales charges (note 2)	-	-	-	-	(39)	(108)	(552)	(2,774)
Adjustments to maintain reserves	(1)	2	-	-	6,941	5,023	6,050	5,854

Net equity transactions	(1)	1,393	8,114	-	(1,239,103)	(394,097)	(4,505,225)	(11,421,865)

Net change in contract owners’ equity	86	1,384	8,596	-	(346,537)	(427,576)	(4,977,570)	(11,980,247)
Contract owners’ equity beginning of period	1,384	-	-	-	10,111,089	10,538,665	39,165,080	51,145,327

Contract owners’ equity end of period	$1,470	1,384	8,596	-	9,764,552	10,111,089	34,187,510	39,165,080

CHANGES IN UNITS:
Beginning units	148	-	-	-	278,925	289,402	3,034,555	3,913,202
Units purchased	-	148	878	-	1,720	36,214	72,134	186,823
Units redeemed	-	-	(19)	-	(35,717)	(46,691)	(423,550)	(1,065,470)

Ending units	148	148	859	-	244,928	278,925	2,683,139	3,034,555

	NVMMG2		NVMMV2		GVEX2		FEIP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(145)	(62)	144	35	938	1,371	118,989	236,546
Realized gain (loss) on investments	(50)	(10)	(22)	(4)	(36)	(22)	(305,326)	(293,710)
Change in unrealized gain (loss) on investments	(642)	(2,576)	975	(1,109)	9,510	(3,090)	1,253,109	(1,885,966)
Reinvested capital gains	1,415	1,453	725	709	2,239	318	778,868	1,264,577

Net increase (decrease) in contract owners’ equity resulting from operations	578	(1,195)	1,822	(369)	12,651	(1,423)	1,845,640	(678,553)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	165	30,000	119,773
Transfers between funds	1,148	11,915	19,063	8,032	45,112	102,714	36,225	291,193
Redemptions (note 3)	-	-	-	-	-	(154)	(1,192,305)	(1,610,206)
Annuity benefits	-	-	-	-	-	-	(37,313)	(39,785)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(9)	3	-	2	(6)	(8)	8,630	5,797

Net equity transactions	1,139	11,918	19,063	8,034	45,106	102,717	(1,154,763)	(1,233,228)

Net change in contract owners’ equity	1,717	10,723	20,885	7,665	57,757	101,294	690,877	(1,911,781)
Contract owners’ equity beginning of period	10,723	-	7,665	-	101,294	-	12,168,973	14,080,754

Contract owners’ equity end of period	$12,440	10,723	28,550	7,665	159,051	101,294	12,859,850	12,168,973

CHANGES IN UNITS:
Beginning units	1,163	-	813	-	10,415	-	301,425	330,381
Units purchased	127	1,163	1,796	813	4,473	10,431	2,937	12,986
Units redeemed	-	-	-	-	(16)	(16)	(30,708)	(41,942)

Ending units	1,290	1,163	2,609	813	14,872	10,415	273,654	301,425

	FOP
	2016	2015
Investment activity:
Net investment income (loss)	$1,383	581
Realized gain (loss) on investments	(34,113)	(58,240)
Change in unrealized gain (loss) on investments	(119,427)	114,151
Reinvested capital gains	3,535	2,546

Net increase (decrease) in contract owners’ equity resulting from operations	(148,622)	59,038

Equity transactions:
Purchase payments received from contract owners (note 3)	2,633	19,126
Transfers between funds	(115,510)	172,542
Redemptions (note 3)	(179,396)	(365,967)
Annuity benefits	(10,216)	(11,209)
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	4,239	3,897

Net equity transactions	(298,250)	(181,611)

Net change in contract owners’ equity	(446,872)	(122,573)
Contract owners’ equity beginning of period	2,452,421	2,574,994

Contract owners’ equity end of period	$2,005,549	2,452,421

CHANGES IN UNITS:
Beginning units	107,860	115,758
Units purchased	253	9,509
Units redeemed	(14,115)	(17,407)

Ending units	93,998	107,860

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)

Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)

Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT S&P 500 Index Fund Class II (GVEX2)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Overseas Portfolio - Initial Class (FOP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.25% and an administration charge of 0.05% for a total variable account charge of 1.30%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $96,387 and $58,366, respectively, and total transfers from the Account to the fixed account were $2,062,733 and $3,613,538, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $1,160 and $2,830 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$123,364,746	$-	$-	$123,364,746

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
Mid Cap Value Portfolio: Class 1 (JPMMV1)	$256,477	$520,355
Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)	1,150,983	4,160,058
Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)	1,393,520	1,138,306
Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)	972,382	2,068,516
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	5,576	315
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	154,128	19,074
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	21,489	7,016
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	156	17
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	8,868	281
NVIT Nationwide Fund - Class I (TRF)	168,722	1,405,525
NVIT Money Market Fund - Class I (SAM)	242,385	5,226,018
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	2,563	144
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	20,078	145
NVIT S&P 500 Index Fund Class II (GVEX2)	49,997	1,710
Equity-Income Portfolio - Initial Class (FEIP)	1,138,590	1,404,126
VIP Overseas Portfolio - Initial Class (FOP)	34,617	332,201

	$5,620,531	$16,283,807

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2016	1.30%	98,631	$30.84	$3,041,477	0.87%	13.21%
2015	1.30%	113,151	27.24	3,082,134	1.01%	-3.92%
2014	1.30%	121,914	28.35	3,456,347	0.72%	13.61%
2013	1.30%	86,097	24.95	2,148,484	1.08%	30.58%
2012	1.30%	98,410	19.11	1,880,615	1.06%	18.81%
Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)
2016	1.30%	1,559,708	19.40	30,264,792	2.71%	0.79%
2015	1.30%	1,735,026	19.25	33,402,318	3.64%	-0.20%
2014	1.30%	1,976,820	19.29	38,131,712	3.87%	3.55%
2013	1.30%	2,297,496	18.63	42,796,436	4.63%	-2.75%
2012	1.30%	2,552,705	19.15	48,895,242	4.58%	3.96%
Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)
2016	1.30%	346,679	32.85	11,386,694	0.72%	10.58%
2015	1.30%	374,058	29.70	11,110,479	0.66%	-7.10%
2014	1.30%	436,300	31.97	13,948,939	0.62%	14.36%
2013	1.30%	476,115	27.96	13,310,921	1.10%	38.76%
2012	1.30%	581,826	20.15	11,722,445	0.82%	14.62%
Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)
2016	1.30%	995,293	19.37	19,274,245	0.99%	9.50%
2015	1.30%	1,090,073	17.69	19,278,257	1.14%	-0.45%
2014	1.30%	1,276,247	17.76	22,672,147	0.90%	12.42%
2013	1.30%	1,287,846	15.80	20,350,433	1.30%	34.45%
2012	1.30%	1,546,389	11.75	18,175,231	1.52%	16.11%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2016	1.30%	1,263	8.75	11,043	2.07%	-0.67%
2015	1.30%	642	8.81	5,655	0.30%	-11.91%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2016	1.30%	16,433	9.97	163,819	4.42%	4.73%
2015	1.30%	3,293	9.52	31,353	3.68%	-4.82%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2016	1.30%	12,910	9.97	128,754	2.76%	5.93%
2015	1.30%	12,626	9.41	118,872	3.10%	-5.85%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2016	1.30%	148	9.93	1,470	2.65%	6.20%
2015	1.30%	148	9.35	1,384	0.94%	-6.49%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2016	1.30%	859	10.01	8,596	2.93%	4.62%
NVIT Nationwide Fund - Class I (TRF)
2016	1.30%	244,928	39.39	9,648,366	1.39%	9.94%
2015	1.30%	278,925	35.83	9,993,728	1.20%	-0.38%
2014	1.30%	289,402	35.96	10,408,332	1.47%	10.69%
2013	1.30%	166,971	32.49	5,425,128	1.26%	29.40%
2012	1.30%	201,120	25.11	5,050,088	1.38%	12.73%
NVIT Money Market Fund - Class I (SAM)
2016	1.30%	2,683,139	12.70	34,076,530	0.01%	-1.29%
2015	1.30%	3,034,555	12.87	39,042,831	0.00%	-1.30%
2014	1.30%	3,913,202	13.04	51,010,680	0.00%	-1.30%
2013	1.30%	537,472	13.21	7,098,529	0.00%	-1.30%
2012	1.30%	628,627	13.38	8,411,770	0.00%	-1.30%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2016	1.30%	1,290	9.64	12,440	0.00%	4.68%
2015	1.30%	1,163	9.21	10,723	0.00%	-7.88%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2016	1.30%	2,609	10.94	28,550	2.45%	16.07%
2015	1.30%	813	9.43	7,665	1.22%	-5.72%	****
NVIT S&P 500 Index Fund Class II (GVEX2)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	1.30%	14,872	10.69	159,051	2.06%	9.95%
2015	1.30%	10,415	9.73	101,294	3.75%	-2.73%	****
Equity-Income Portfolio - Initial Class (FEIP)
2016	1.30%	273,654	46.10	12,615,255	2.28%	16.49%
2015	1.30%	301,425	39.57	11,928,691	3.10%	-5.21%
2014	1.30%	330,381	41.75	13,793,675	3.23%	7.30%
2013	1.30%	299,638	38.91	11,658,494	2.44%	26.48%
2012	1.30%	342,347	30.76	10,531,285	3.01%	15.78%
VIP Overseas Portfolio - Initial Class (FOP)
2016	1.30%	93,998	20.66	1,941,762	1.36%	-6.29%
2015	1.30%	107,860	22.04	2,377,766	1.34%	2.28%
2014	1.30%	115,758	21.55	2,495,054	1.33%	-9.27%
2013	1.30%	121,662	23.76	2,890,311	1.22%	28.74%
2012	1.30%	156,049	18.45	2,879,586	1.93%	19.17%
Mid Cap Growth Portfolio - Class 1 (obsolete) (OGGO)
2013	1.30%	490,178	60.40	29,604,366	0.06%	41.44%
2012	1.30%	600,805	42.70	25,654,329	0.00%	14.60%
Insurance Trust Equity Index Portfolio: Class 1 (obsolete) (OGEI)
2013	1.30%	1,308,732	16.89	22,105,122	1.96%	30.10%
2012	1.30%	1,530,597	12.98	19,871,247	1.90%	14.07%
Intrepid Growth Portfolio - Class 1 (obsolete) (OGLG)
2013	1.30%	724,004	30.44	22,035,844	1.08%	32.72%
2012	1.30%	855,586	22.93	19,620,108	0.72%	14.79%

2016	Reserves for annuity contracts in payout phase:				$636,663
2016	Contract owners’ equity:				$123,399,507
2015	Reserves for annuity contracts in payout phase:				$662,673
2015	Contract owners’ equity:				$131,155,823
2014	Reserves for annuity contracts in payout phase:				$753,289
2014	Contract owners’ equity:				$156,670,175
2013	Reserves for annuity contracts in payout phase:				$784,876
2013	Contract owners’ equity:				$180,208,944
2012	Reserves for annuity contracts in payout phase:				$620,994
2012	Contract owners’ equity:				$173,312,940
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.